Invested and working capital, Cash Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash assets [Abstract]
Cash at bank	$ 16,238	$ 69,150	$ 62,475
Short term deposits	36,471	25,027	0
Total cash assets	52,709	94,177	62,475	$ 26,264
Reconciliation of net cash outflow from operating activities to operating loss after tax [Abstract]
Loss for the period	(6,391)	(8,503)	(14,042)
Adjustments to reconcile profit to net cash flows [Abstract]
Depreciation	52	173	176
Exploration expenditure written-off	45	17	34
Share-based payments	1,378	1,456	1,536
Net foreign exchange differences - unrealized	(1,811)	(3,392)	7,346
Interest income	(1,484)	(61)	(29)
Interest expense	9	5	3
Change in assets and liabilities during the financial year [Abstract]
Decrease / (Increase) in trade and other receivables	(87)	141	(232)
(Decrease) / increase in provisions and employee benefits	(130)	241	0
Increase in accounts payable	350	578	360
Net cash flows used in operating activities (inclusive of GST)	$ (8,069)	$ (9,345)	$ (4,848)